UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

June 30, 2010

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 63.3%

	Capital Markets – 10.5%

68,806	Ameriprise Financial, Inc.	7.750%	A	$ 1,827,487

11,862	BNY Capital Trust IV, Series E	6.875%	A1	302,125

27,520	BNY Capital Trust V, Series F	5.950%	A1	692,128

151,318	Credit Suisse	7.900%	A3	3,851,043

74,079	Deutsche Bank Capital Funding Trust I	7.350%	BBB+	1,670,481

57,664	Deutsche Bank Capital Funding Trust II	6.550%	BBB+	1,190,185

574,651	Deutsche Bank Capital Funding Trust V	8.050%	BBB+	14,251,344

4,100	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB+	85,526

314,525	Deutsche Bank Contingent Capital Trust III	7.600%	BBB+	7,331,578

14,100	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A2	294,549

2,179	Goldman Sachs Group Inc.	6.200%	BBB	50,880

46,801	Morgan Stanley Capital Trust III	6.250%	BBB	1,012,774

179,600	Morgan Stanley Capital Trust IV	6.250%	BBB	3,829,072

1,900	Morgan Stanley Capital Trust V	5.750%	Baa2	38,057

177,810	Morgan Stanley Capital Trust VI	6.600%	BBB	4,016,728

267,440	Morgan Stanley Capital Trust VII	6.600%	BBB	5,840,890

126,621	Morgan Stanley Capital Trust VIII	6.450%	BBB	2,709,689
	Total Capital Markets			48,994,536
	Commercial Banks – 21.4%

235,958	Banco Santander Finance	10.500%	A–	6,290,640

509,704	Barclays Bank PLC	8.125%	A–	12,487,747

71,669	Barclays Bank PLC	7.750%	A–	1,679,205

29,841	BB&T Capital Trust V	8.950%	A3	799,142

167,850	BB&T Capital Trust VI	9.600%	A3	4,568,877

375	BB&T Capital Trust VII	8.100%	A3	9,761

365,250	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	16,036,775

6,755	Fifth Third Capital Trust V	4.250%	Baa3	152,595

172,010	Fifth Third Capital Trust VI	7.250%	Baa3	3,890,866

470,819	Fifth Third Capital Trust VII	8.875%	Baa3	12,029,425

10,000	Fleet Capital Trust IX	6.000%	Baa3	195,300

500	HSBC Finance Corporation	6.000%	A	10,990

8,002	HSBC Finance Corporation	6.360%	BBB	169,482

42,633	HSBC Holdings PLC	8.125%	A1	1,082,878

488,306	HSBC Holdings PLC	8.000%	A–	12,314,491

6,625	HSBC USA Inc.	4.500%	A3	148,268

55,813	KeyCorp Capital Trust IX	6.750%	Baa3	1,221,188

6,899	KeyCorp Capital Trust V	5.875%	Baa3	137,980

214,445	KeyCorp Capital Trust X	8.000%	Baa3	5,223,880

141,257	KeyCorp Capital VIII	7.000%	Baa3	3,159,919

2,366	M&T Capital Trust IV	8.500%	Baa2	63,551

4,400	National City Capital Trust II	6.625%	BBB	100,056

276,665	National City Capital Trust IV	8.000%	BBB	6,983,025

4,200	PNC Capital Trust	7.750%	BBB	108,444

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2010

Shares	Description (1)	Coupon	Ratings (2)	Value
	Commercial Banks (continued)

60,357	USB Capital Trust XI	6.600%	A2	$ 1,481,764

26,547	USB Capital XII	6.300%	A2	628,633

20,000	Wachovia Capital Trust IV	6.375%	A–	460,200

13,031	Wachovia Capital Trust IX	6.375%	A–	299,843

268,392	Wachovia Capital Trust X	7.850%	A–	6,860,100

24,845	Wells Fargo & Company	8.000%	A–	643,237

21,600	Wells Fargo Capital Trust XII	7.875%	A–	554,040

5,180	Wells Fargo Capital Trust XIV	8.625%	A–	141,207
	Total Commercial Banks			99,933,509
	Consumer Finance – 0.6%

29,250	Heller Financial Inc.	6.687%	A+	2,828,109
	Diversified Financial Services – 15.0%

19,850	BAC Capital Trust VIII	6.000%	Baa3	398,787

2,829	BAC Capital Trust X	6.250%	Baa3	58,051

2,172	BAC Capital Trust XII	6.875%	Baa3	47,958

12,000	Bank of America Corporation	8.625%	BB	298,920

19,703	Bank One Capital Trust VI	7.200%	A2	500,259

26,919	Citigroup Capital Trust IX	6.000%	Ba1	519,537

104,260	Citigroup Capital Trust VII	7.125%	Ba1	2,339,594

23,300	Citigroup Capital Trust VIII	6.950%	Ba1	508,639

42,417	Citigroup Capital Trust XI	6.000%	Ba1	814,406

19,617	Citigroup Capital X	6.100%	Ba1	376,058

282,847	Citigroup Capital Trust XII	8.500%	Ba1	7,068,347

44,255	Citigroup Capital XV	6.500%	Ba1	879,789

14,002	Citigroup Capital XVI	6.450%	Ba1	276,119

32,577	Citigroup Capital XVII	6.350%	Ba1	635,252

33,000	Citigroup Capital XIX	7.250%	Ba1	723,030

5,400	Citigroup Capital XX	7.875%	Ba1	129,600

469,140	Countrywide Capital Trust III	7.000%	Baa3	10,119,350

253,598	Countrywide Capital Trust IV	6.750%	Baa3	5,325,558

87,120	Fleet Capital Trust VIII	7.200%	Baa3	1,990,692

300	General Electric Capital Corporation	6.625%	AA+	7,617

500	General Electric Capital Corporation	6.000%	AA+	12,485

421,431	ING Groep N.V.	8.500%	Ba1	9,170,339

158,332	ING Groep N.V.	7.375%	Ba1	2,971,892

23,471	ING Groep N.V.	7.200%	Ba1	437,265

58,482	ING Groep N.V.	7.050%	Ba1	1,069,051

79,015	ING Groep N.V.	6.375%	Ba1	1,332,983

94,031	ING Groep N.V.	6.200%	Ba1	1,578,780

6,281	ING Groep N.V.	6.125%	Ba1	105,646

3,573	JP Morgan Chase Capital Trust XI	5.875%	A2	82,108

376	JP Morgan Chase Capital Trust XIX, Series S	6.625%	A2	9,069

714	JP Morgan Chase Capital Trust XXIV	6.875%	A2	17,979

595,600	JP Morgan Chase Capital Trust XXIX	6.700%	A2	14,121,675

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)

56,935	JP Morgan Chase Capital Trust XXVIII	7.200%	A2	$ 1,464,368

76,800	MBNA Capital E	8.100%	Baa3	1,920,000

92,960	MBNA Corporation, Capital Trust D	8.125%	Baa3	2,289,605

1,600	Merrill Lynch Capital Trust II	6.450%	Baa3	31,696

8,420	Merrill Lynch Capital Trust III	7.375%	Baa3	192,818

9,434	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	237,737
	Total Diversified Financial Services			70,063,059
	Electric Utilities – 1.1%

895	American Electric Power	8.750%	Baa3	25,615

6,928	DTE Energy Trust I	7.800%	Baa3	180,267

100	DTE Energy Trust II	7.500%	Baa3	2,568

25,783	Entergy Texas Inc.	7.875%	BBB+	718,057

1,200	FPL Group Capital Inc.	7.450%	BBB	31,908

9,700	FPL Group Capital Inc.	6.600%	BBB	246,671

500,000	FPL Group Capital Inc.	6.350%	BBB	450,560

8,000	Georgia Power Company	6.500%	BBB+	826,750

56,136	PPL Capital Funding, Inc.	6.850%	BBB–	1,423,048

53,000	PPL Electric Utilities Corporation	6.250%	BBB	1,276,971
	Total Electric Utilities			5,182,415
	Insurance – 13.0%

48,366	Aegon N.V.	6.875%	BBB	904,928

73,646	Aegon N.V.	6.500%	BBB	1,297,643

431,949	Aegon N.V.	6.375%	BBB	7,593,663

448,021	Aegon N.V.	7.250%	BBB	8,821,533

916,991	Allianz SE	8.375%	A+	23,240,035

3,637	Arch Capital Group Limited, Series B	7.875%	BBB–	91,871

35,588	Assured Guaranty Municipal Holdings	5.600%	A+	584,711

62,712	Assured Guaranty Municipal Holdings	6.250%	A+	1,121,291

318,870	Assured Guaranty Municipal Holdings	6.875%	A+	6,297,683

94,424	Axis Capital Holdings Limited	7.500%	BBB	7,975,882

5,000	Endurance Specialty Holdings Limited	7.750%	BBB–	118,500

2,100	MetLife Inc., Series B	6.500%	Baa2	48,846

1,200	PLC Capital Trust III	7.500%	BBB	28,704

17,475	PLC Capital Trust IV	7.250%	BBB	421,672

3,319	Principal Financial Group	6.518%	Baa3	75,043

6,250	Principal Financial Group	5.563%	Baa3	516,602

8,947	Protective Life Corporation	7.250%	BBB	213,833

199	Prudential Financial Inc.	9.000%	BBB+	5,409

820	Prudential Financial Inc.	6.750%	A–	18,934

18,187	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	356,283

45,728	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	985,438

10,823	Selective Insurance Group	7.500%	Baa3	251,094
	Total Insurance			60,969,598
	Multi-Utilities – 0.4%

59,165	Dominion Resources Inc.	8.375%	BBB	1,644,787

13,300	Xcel Energy Inc.	7.600%	BBB	355,110
	Total Multi-Utilities			1,999,897

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2010

Shares	Description (1)	Coupon	Ratings (2)	Value
	Real Estate Investment Trust – 1.0%

1,131	Duke Realty Corporation, Series L	6.600%	Baa3	$ 23,310

220	Duke Realty Corporation, Series O	8.375%	Baa3	5,663

6,700	Duke-Weeks Realty Corporation	6.625%	Baa3	139,226

105,559	Harris Preferred Capital Corporation, Series A	7.375%	A–	2,626,308

539	Kimco Realty Corporation, Series G	7.750%	Baa2	13,707

5,000	PS Business Parks, Inc.	7.000%	Baa3	114,100

8,680	Public Storage, Inc., Series K	7.250%	Baa1	220,038

30,390	Public Storage, Inc., Series W	6.500%	Baa1	712,949

18,376	Vornado Realty LP	7.875%	BBB	461,605

8,930	Vornado Realty Trust	6.750%	BBB–	196,728
	Total Real Estate Investment Trust			4,513,634
	Thrifts & Mortgage Finance – 0.3%

55,900	Sovereign Capital Trust V	7.750%	BBB+	1,371,790
	U.S. Agency – 0.0%

45,000	Federal Home Loan Mortgage Corporation, (3)	8.375%	Ca	15,300

7,000	Federal Home Loan Mortgage Corporation, (3)	6.420%	Ca	4,480

45,000	Federal National Mortgage Association, (3)	8.250%	Ca	15,750

60,000	Federal National Mortgage Association, (3)	8.250%	Ca	20,400
	Total U.S. Agency			55,930
	Total $25 Par (or similar) Preferred Securities (cost $276,610,928)			295,912,477

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 1.7%

	California – 0.2%

$ 485	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14	No Opt. Call	N/R	$ 479,165

200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13	No Opt. Call	N/R	203,178

200	Long Beach, California, Senior Airport Revenue Bonds, Federally Taxable – Build America Bonds, Series 2009C, 7.765%, 6/01/39	12/19 at 100.00	A2	209,970

200	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Build America Bonds Series 2009, 7.230%, 8/01/39	8/19 at 100.00	Aa2	211,288
1,085	Total California			1,103,601
	Florida – 0.4%

255	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Build America Bond Series 2009B, 6.910%, 7/01/39	7/19 at 100.00	AA	270,960

200	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	194,068

200	Orlando, Florida, Capital Improvement Special Revenue Bonds, Build America Taxable Bond Series 200C, 7.100%, 10/01/39	10/19 at 100.00	Aa2	218,242

250	Pasco County, Florida, Water and Sewer Revenue Bonds, Build America Bonds Series 2009B, 6.760%, 10/01/39	No Opt. Call	AA	267,708

200	Seacoast Utility Authority, Florida, Water and Sewer Utility System Revenue Bonds, Taxable Build America, Series 2009B, 6.680%, 3/01/39	3/20 at 100.00	Aa3	215,012

475	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20	No Opt. Call	BBB	435,513

200	South Broward Hospital District, Florida, Revenue Bonds, Build America Taxable Bonds, Series 2009B, 7.278%, 5/01/44	5/19 at 100.00	AA–	211,826
1,780	Total Florida			1,813,329

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value
	Hawaii – 0.0%

$ 200	Honolulu City and County, Hawaii, General Obligation Bonds, Build America Bonds, Series 2009E, 6.300%, 9/01/34	9/19 at 100.00	Aa1	$ 210,060
	Idaho – 0.0%

75	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12	No Opt. Call	BBB	74,464
	Louisiana – 0.1%

195	Carter Plantation Land, Louisiana, Revenue Bonds, 9.000%, 7/01/17, 144A, (5), (6)	7/10 at 100.00	N/R	99,860

440	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/14 at 100.00	N/R	448,800
635	Total Louisiana			548,660
	Michigan – 0.1%

200	Croswell & Lexington Community Schools, Michigan, General Obligation Bonds, School Building & Site Series 2009, 6.050%, 5/01/29	5/19 at 100.00	AA–	202,710

1,500	Lansing Tax Increment Finance Authority, Michigan, Tax Increment Bonds, Capital Appreciation Refunding Series 2009, 0.000%, 5/01/31	5/19 at 38.12	AA+	318,060
1,700	Total Michigan			520,770
	Missouri – 0.1%

200	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Prairie State Project, Federally Taxable Build America Bonds – Direct Pay, Series 2009A, 6.890%, 1/01/42	1/19 at 100.00	A3	236,640
	Nevada – 0.1%

200	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	212,620
	New Jersey – 0.1%

200	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	A–	220,922
	Ohio – 0.2%

200	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bnods, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009C, 6.553%, 2/15/39	2/19 at 100.00	A1	210,370

200	Berea City School District, County, Ohio, Certificates of Participartion, Build America Bonds, Series 2009B, 7.250%, 10/01/39	10/19 at 100.00	A1	207,604

250	Cuyahoga County, Ohio, Hospital Revenue, MetroHealth System, Series 2010, 8.223%, 2/15/40	No Opt. Call	A2	295,178

200	Edgewood City School District, Counties of Butler and Preble, Ohio, School Improvement General Obligation Bonds, Build America Bonds, Series 2009, 7.500%, 12/01/37	No Opt. Call	Aa3	218,176

200	Hamilton, Ohio, Electric System Revenue Bonds, Build America Bonds Series 2009B, 6.600%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa3	216,066
1,050	Total Ohio			1,147,394
	Texas – 0.2%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18	No Opt. Call	BB+	578,994

135	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	135,898

200	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B, 6.718%, 1/01/49	No Opt. Call	A2	226,250
935	Total Texas			941,142

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2010

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	Virginia – 0.1%

$ 200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured		No Opt. Call	BBB+	$ 230,504
	Washington – 0.1%

520	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11		No Opt. Call	N/R	475,659
$ 8,780	Total Taxable Municipal Bonds (cost $7,597,480)				7,735,765

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.1%

	Insurance – 2.1%

$ 1,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	$ 1,533,387

6,210	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	7,299,327

700	QBE Insurance Group Limited, 144A	9.750%	3/14/14	A	846,866
8,410	Total Insurance				9,679,580
$ 8,410	Total Corporate Bonds (cost $8,721,360)				9,679,580

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 32.7%

	Capital Markets – 1.6%

250	BNY Institutional Capital, 144A	7.780%	12/01/26	A1	$ 251,202

6,500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	5,849,129

500	MUFG Capital Finance	6.346%	7/25/16	BBB+	484,340

1,000	State Street Capital Trust	8.250%	9/15/58	BBB+	1,002,000
8,250	Total Capital Markets				7,586,671
	Commercial Banks – 14.2%

3,000	Abbey National Capital Trust I	8.963%	6/30/30	A–	3,023,274

1,650	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,453,226

2,000	Barclays Bank PLC	6.278%	12/15/34	A–	1,520,000

900	BBVA Bancomer Texas	7.250%	4/22/20	A3	890,177

4,040	BNP Paribas, 144A	7.195%	12/25/37	A	3,555,200

100	City National Capital Trust I	9.625%	2/01/40	A3	105,501

1,477	Comerica Capital Trust II	6.576%	2/20/32	Baa1	1,255,450

1,000	Credit Agricole, S.A.	9.750%	12/26/54	A–	1,030,000

5,500	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,113,906

3,380	HVB Funding Trust III, 144A	9.000%	10/22/31	BBB	3,092,700

300	Mizuho Capital Investment I Limited, 144A	6.686%	3/30/49	BBB	261,000

1,000	NB Capital Trust IV	8.250%	4/15/27	Baa3	982,500

10,700	PNC Preferred Funding Trust III, 144A	8.700%	3/15/13	BBB	10,743,742

4,750	Rabobank Nederland, 144A	11.000%	6/30/19	AA–	5,882,752

2,480	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	2,302,928

5,200	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	4,646,689

6	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Banks (continued)

2,000	Union State Capital Trust I	9.580%	2/01/27	N/R	$ 2,047,454

2,050	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A–	2,050,884

9,750	Wells Fargo & Company, Series K	7.980%	9/15/99	A–	10,091,250

6,080	Wells Fargo Capital Trust XIII	7.700%	9/26/58	A–	6,171,200
67,357	Total Commercial Banks				66,219,833
	Consumer Finance – 1.4%

6,900	Capital One Capital III Corporation	7.686%	8/15/36	Baa3	6,555,000
	Diversified Financial Services – 3.4%

6,110	CitiGroup Capital XXI	8.300%	12/21/37	Ba1	5,981,311

8,798	JPMorgan Chase & Company	7.900%	4/30/49	BBB+	9,098,003

1,000	Republic New York Capital I	7.750%	5/15/47	A–	977,220
15,908	Total Diversified Financial Services				16,056,534
	Industrial Conglomerates – 0.2%

1,000	GE Capital Trust I	6.375%	11/15/17	Aa3	936,250
	Insurance – 11.9%

1,300	Ace Capital Trust II	9.700%	4/01/30	Baa1	1,576,351

12,010	AXA SA, 144A	6.379%	12/14/36	Baa1	9,532,938

2,620	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	2,115,650

1,500	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	1,327,500

2,400	Genworth Financial Inc.	6.150%	11/15/16	BB+	1,656,000

2,000	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	1,830,000

2,000	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	2,180,000

3,000	Lincoln National Corporation	6.050%	4/20/17	BBB	2,280,000

2,000	Lincoln National Corporation	7.000%	5/17/66	BBB	1,685,000

7,500	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	8,137,500

3,000	MetLife Inc.	10.750%	8/01/69	BBB	3,574,170

4,110	National Financial Services Inc.	6.750%	5/15/37	Baa2	3,100,009

7,090	Prudential Financial Inc.	8.875%	6/15/18	BBB+	7,550,850

3,000	StanCorp Financial Group Inc.	6.900%	6/01/17	BBB	2,532,024

6,165	Swiss Re Capital I, 144A	6.854%	5/25/16	A–	5,086,122

2,000	Symetra Financial Corporation, 144A	8.300%	10/15/37	BB+	1,710,000
61,695	Total Insurance				55,874,114
	Total Capital Preferred Securities (cost $138,107,852)				153,228,402

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.1%

$ 5,112	Repurchase Agreement with State Street Bank, dated 6/30/10, repurchase price $5,111,750, collateralized by $5,015,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $5,217,606	0.000%	7/01/10		$ 5,111,750
	Total Short-Term Investments (cost $5,111,750)				5,111,750
	Total Investments (cost $436,149,370) – 100.9%				471,667,974
	Other Assets Less Liabilities – (0.9)%				(3,986,385)
	Net Assets – 100%				$467,681,589

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$230,446,297	$218,694,582	$—	$449,140,879
Taxable Municipal Bonds	—	7,635,905	99,860	7,735,765
Corporate Bonds	—	9,679,580	—	9,679,580
Short-Term Investments	5,111,750	—	—	5,111,750
Total	$235,558,047	$236,010,067	$99,860	$471,667,974

*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Taxable Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	99,860
Balance at the end of period	$99,860

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology, changes in the observability of inputs, changes in the pricing source used by the Fund, or securities being fair valued using methods determined in good faith by, or at the discretion of, the Board of Trustees.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$6,752,245	$(23,240,037)	$23,240,037	$(6,852,105)	$99,860	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $437,203,908.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$41,771,364
Depreciation	(7,307,298)
Net unrealized appreciation (depreciation) of investments	$34,464,066

8	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Non-income producing security; issuer has not declared a dividend within the past twelve months.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

SATURNS	Structured Asset Trust Unit Repackaging.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund

June 30, 2010

Shares	Description (1)			Value

	COMMON STOCKS – 13.8%

	Aerospace & Defense – 1.1%

300	Lockheed Martin Corporation			$22,350
	Communications Equipment – 1.8%

6,000	Motorola, Inc., (2)			39,120
	Diversified Financial Services – 2.5%

14,000	Citigroup Inc., (2)			52,640
	Insurance – 2.9%

2,400	Genworth Financial Inc., Class A, (2)			31,368

1,400	Hartford Financial Services Group, Inc.			30,982
	Total Insurance			62,350
	Metals & Mining – 1.5%

700	Barrick Gold Corporation			31,787
	Pharmaceuticals – 3.0%

600	Merck & Company Inc.			20,982

3,000	Pfizer Inc.			42,780
	Total Pharmaceuticals			63,762
	Software – 1.0%

900	Microsoft Corporation			20,709
	Total Common Stocks (cost $302,742)			292,718

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 6.3%

	Capital Markets – 1.9%

900	CalEnergy Capital Trust III, Convertible Preferred Security	6.500%	Baa2	$40,725
	Commercial Banks – 4.4%

100	Wells Fargo & Company, Convertible Bond	7.500%	A	93,100
	Total Convertible Preferred Securities (cost $134,356)			133,825

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 68.0%

	Commercial Banks – 18.3%

2,500	Banco Santander Finance	10.500%	A	$66,650

4,000	Barclays Bank PLC	6.625%	A	81,360

2,500	BB&T Capital Trust VI	9.600%	A3	68,050

4,000	HSBC Holdings PLC, (2)	8.000%	A+	100,875

3,000	Zions Bancorporation	9.500%	BB+	70,800
	Total Commercial Banks			387,735
	Consumer Finance – 7.7%

1,000	Heller Financial Inc.	6.687%	A+	96,688

4,000	SLM Corporation	6.000%	BBB–	67,360
	Total Consumer Finance			164,048
	Diversified Financial Services – 9.6%

1,000	Citigroup Capital Trust VIII	6.950%	Ba1	21,830

4,000	Fleet Capital Trust VIII	7.200%	Baa3	91,400

3,500	JPMorgan Chase Capital Trust XXVIII	7.200%	A2	90,020
	Total Diversified Financial Services			203,250

10	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (3)	Value
	Electric Utilities – 3.5%

3,000	BGE Capital Trust II	6.200%		BBB–	$73,500
	Insurance – 19.2%

2,500	Allianz SE	8.375%		A+	63,360

3,000	Arch Capital Group Limited	8.000%		BBB	75,630

3,000	Endurance Specialty Holdings Limited	7.750%		BBB–	71,100

4,000	PLC Capital Trust III	7.500%		BBB	95,680

400	Principal Financial Group	5.563%		BBB	33,063

2,500	Prudential Financial Inc.	9.000%		BBB+	67,950
	Total Insurance				406,783
	Multi-Utilities – 3.2%

2,500	Scana Corporation	7.700%		BBB–	68,475
	Real Estate Investment Trust – 3.0%

2,500	Vornado Realty LP	7.875%		BBB	62,800
	Wireless Telecommunication Services – 3.5%

3,000	Telephone and Data Systems Inc.	7.600%		Baa2	74,909
	Total $25 Par (or similar) Preferred Securities (cost $1,401,585)				1,441,500

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CAPITAL PREFERRED SECURITIES – 4.0%

	Diversified Financial Services – 2.8%

2,400	Citigroup Capital Trust XII	8.500%	3/30/15	Ba1	$59,976
	Insurance – 1.2%

300	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	25,340
	Total Capital Preferred Securities (cost $87,487)				85,316

Shares	Description (1)				Value
	INVESTMENT COMPANIES – 5.6%

7,500	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$117,150
	Total Investment Companies (cost $98,694)				117,150
	Total Investments (cost $2,024,864) – 97.7%				2,070,509
	Other Assets Less Liabilities – 2.3%				49,098
	Net Assets – 100%				$2,119,607

Investments in Derivatives

Call Options Written outstanding as of June 30, 2010:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
(7)	Barrick Gold Corporation	$(35,000)	10/16/10	$50.0	$(1,390)
(140)	Citigroup Inc.	(56,000)	1/22/11	4.0	(6,580)
(18)	Genworth Financial Inc.	(27,000)	9/18/10	15.0	(1,179)
(6)	Genworth Financial Inc.	(8,400)	12/18/10	14.0	(1,092)
(8)	Hartford Financial Services Group	(23,200)	9/18/10	29.0	(172)
(6)	Hartford Financial Services Group	(16,800)	12/18/10	28.0	(549)
(3)	Lockheed Martin Corporation	(25,500)	9/18/10	85.0	(142)
(30)	Motorola Inc.	(24,000)	10/16/10	8.0	(375)
(218)	Total Call Options Written (premiums received $19,733)	(215,900)			(11,479)

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

June 30, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$292,718	$—	$—	$292,718
Preferred Securities*	1,300,591	360,050	—	1,660,641
Investment Companies	117,150	—	—	117,150
Derivatives:
Call Options Written	(11,479)	—	—	(11,479)
Total	$1,698,980	$360,050	$—	$2,059,030

*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$11,479

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $2,024,864.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$74,287
Depreciation	(28,642)
Net unrealized appreciation (depreciation) of investments	$45,645

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 27, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 27, 2010